Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$623,539.59

Principal:
Principal Collections	$7,805,561.45
Prepayments in Full	$3,149,794.75
Liquidation Proceeds	$122,296.12
Recoveries	$13,214.41
Sub Total	$11,090,866.73
Collections	$11,714,406.32

Purchase Amounts:
Purchase Amounts Related to Principal	$245,994.15
Purchase Amounts Related to Interest	$1,449.63
Sub Total	$247,443.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,961,850.10

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,961,850.10
Servicing Fee	$156,821.68	$156,821.68	$0.00	$0.00	$11,805,028.42
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,805,028.42
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,805,028.42
Interest - Class A-3 Notes	$5,168.55	$5,168.55	$0.00	$0.00	$11,799,859.87
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$11,746,477.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,746,477.62
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$11,719,914.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,719,914.62
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$11,698,348.62
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,698,348.62
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$11,663,807.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,663,807.95
Regular Principal Payment	$10,923,817.73	$10,923,817.73	$0.00	$0.00	$739,990.22
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$739,990.22
Residual Released to Depositor	$0.00	$739,990.22	$0.00	$0.00	$0.00
Total		$11,961,850.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,923,817.73
Total					$10,923,817.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$10,923,817.73	$33.49	$5,168.55	$0.02	$10,928,986.28	$33.51
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$10,923,817.73	$10.18	$141,220.47	$0.13	$11,065,038.20	$10.31

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$12,161,300.27	0.0372817	$1,237,482.54	0.0037936
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$181,411,300.27	0.1690614	$170,487,482.54	0.1588812

Pool Information
Weighted Average APR	4.092%	4.095%
Weighted Average Remaining Term	26.52	25.71
Number of Receivables Outstanding	17,724	17,262
Pool Balance	$188,186,015.50	$176,727,200.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$181,411,300.27	$170,487,482.54
Pool Factor	0.1716950	0.1612403

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$6,239,717.78
Targeted Overcollateralization Amount	$6,239,717.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,239,717.78

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		54	$135,168.71
(Recoveries)		76	$13,214.41
Net Loss for Current Collection Period			$121,954.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7777%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2767%
Second Preceding Collection Period			0.3340%
Preceding Collection Period			0.6431%
Current Collection Period			0.8021%
Four Month Average (Current and Preceding Three Collection Periods)			0.5140%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,638	$7,047,293.10
(Cumulative Recoveries)			$872,593.28
Cumulative Net Loss for All Collection Periods			$6,174,699.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5634%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,937.13
Average Net Loss for Receivables that have experienced a Realized Loss			$1,697.28

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.46%	311	$4,339,427.16
61-90 Days Delinquent	0.37%	41	$649,153.96
91-120 Days Delinquent	0.06%	7	$110,140.68
Over 120 Days Delinquent	0.43%	47	$753,015.06
Total Delinquent Receivables	3.31%	406	$5,851,736.86

Repossession Inventory:
Repossessed in the Current Collection Period		9	$126,384.92
Total Repossessed Inventory		15	$269,965.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4906%
Preceding Collection Period			0.5304%
Current Collection Period			0.5503%
Three Month Average			0.5238%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	November 2015
Payment Date	12/15/2015
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer